Issued capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [Abstract]
Disclosure of detailed information of issued capital [Table Text Block]
	Year ended		Year ended
	December 31, 2024		December 31, 2023
	Number of		Number of
	Shares	Cost	Shares	Cost
Balance, beginning of the year	64,051	$412,295	64,006	$411,646
Exercise of restricted share units (note 14)	61	693	45	649
Balance, end of the year	64,112	$412,988	64,051	$412,295